Consolidated Balance Sheets - USD ($) None in scaling factor is -9223372036854775296	Jun. 30, 2015	Mar. 31, 2015
Current assets
Cash and cash equivalents	$ 884,247	$ 1,028,381
Accounts receivable, net	67,031	63,533
Investment tax credits receivable	345,520	300,404
Other tax credits	67,463	53,570
Prepaid expenses	9,611	12,976
Total Current Assets	1,373,872	1,458,864
Investments	$ 20,843	$ 788
Long term deposits
Intangible assets	$ 2,003	$ 4,358
Property and equipment, net	22,892	24,506
Total Assets	1,419,610	1,488,516
Current liabilities
Accounts payable	47,238	25,309
Accrued liabilities	86,512	87,143
Deferred revenue	188,788	186,034
Total current liabiliities	322,538	$ 298,486
Deferred rent	$ 13,540
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at June 30, 2015 and March 31, 2015.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at June 30, 2015 and March 31, 2015.
Common shares, no par value, Unlimited authorized shares; 143,843,889 shares issued and outstanding as at June 30, 2015 and 143,843,889 shares as at March 31, 2015.	$ 19,432,795	$ 19,432,795
Additional paid-in capital	2,995,865	2,995,865
Accumulated deficit	(21,031,081)	(20,901,590)
Accumulated other comprehensive income	(274,047)	(297,040)
Total shareholders' equity	1,083,532	1,190,030
Total liability and equity	$ 1,419,610	$ 1,488,516